Share-based payments	12 Months Ended
Dec. 31, 2025
Share-Based Payment Arrangement [Abstract]
Share-based payments
Note 20: Share-based payments

The common shares transferred to employees under all share-based payments are either taken from the Bank's common treasury shares or from newly issued shares. All share-based payments are settled by the ultimate parent company which, pursuant to Bermuda law, is not taxed on income. There are no income tax benefits in relation to the issue of such shares as a form of compensation.

In May 2020, the Board of Directors approved the 2020 Omnibus Plan (the "2020 Plan"). Under the 2020 Plan, 3.0 million shares are initially available for grant to employees in the form of stock options or unvested share awards. In February 2025, the Board of Directors approved the Amended and Restated 2020 Omnibus Share Incentive Plan with 5.0 million additional shares available for grant to employees in the form of stock options or unvested share awards. Both types of awards are detailed below.

Stock Option Awards

2020 Plan
Under the 2020 Plan, options can be awarded to Bank employees and executive management, based on predetermined vesting conditions that entitle the holder to purchase one common share at a subscription price no less than the price of the most recently traded common share when granted and have a maximum term of 10 years.

There were no stock options outstanding as at December 31, 2025 and December 31, 2024.

Share-Based Incentive Programs
Recipients of unvested share awards are entitled to the related common shares at no cost, at the time the award vests. Recipients of unvested shares may be entitled to receive additional unvested shares having a value equal to the cash dividends that would have been paid had the unvested shares been issued and vested. Such additional unvested shares granted as dividend equivalents are subject to the same vesting schedule and conditions as the underlying unvested shares.

Unvested shares subject only to the time vesting condition generally vest upon retirement, death, disability or upon termination, by the Bank, of the holder’s employment unless if in connection with the holder’s misconduct. Unvested shares subject to both time vesting and performance vesting conditions remain outstanding and unvested upon retirement and will vest only if the performance conditions are met. Unvested shares can also vest in limited circumstances and if specifically approved by the Board, as stipulated in the holder’s employment contract. In all other circumstances, unvested shares are generally forfeited when employment ends.

The grant date weighted average fair value (which equals the actual trading price prevailing on grant date) of unvested share awards granted in the years ended December 31, 2025, 2024 and 2023 was $37.50, $30.11 and $32.89, respectively. The Bank expects to settle these awards by issuing new shares.

Employee Deferred Incentive Program
Under the Bank’s EDIP, shares are awarded to Bank employees and executive management based on the time vesting condition, which states that the shares will vest equally over a three-year period from the effective grant date.

Employee Long-Term Incentive Share Program
Under the Bank’s ELTIP, performance shares as well as time-vesting shares were awarded to employees and executive management. The performance shares will generally vest upon the achievement of certain performance targets in the three-year period from the effective grant date. The time-vesting shares will generally vest over the three-year period from the effective grant date.

Changes in Outstanding ELTIP and EDIP awards (in thousands of shares transferable upon vesting)
	Year ended
	December 31, 2025		December 31, 2024		December 31, 2023
	EDIP	ELTIP	EDIP	ELTIP	EDIP	ELTIP
Outstanding at beginning of year	628	1,151	665	915	621	705
Granted	135	361	105	573	199	395
Vested (fair value in 2025: $22.4 million, 2024: $14.2 million; 2023: $11.2 million)	(263)	(274)	(139)	(333)	(155)	(185)
Forfeitures and cancellations	—	(2)	(3)	(4)	—	—
Outstanding at end of year	500	1,236	628	1,151	665	915

Employee Share Purchase Plan
The Bank's ESPP was approved in July 2021 and registered in November 2021. The first offering period started in May 2022. Under the Bank's ESPP, eligible employees may elect to contribute up to 15% of their regular compensation toward the purchase of the Bank's shares at a 10% discount from market price on the closing date of each offering period. The ESPP specifies two consecutive six month offering periods per year. In the case of termination of employment or voluntary partial or full withdrawal from the plan, the related current offering period ESPP contributions are refunded to the employee and thus cannot be used to purchase shares under the ESPP. During the year ended December 31, 2025, 13,022 shares (December 31, 2024: 16,762 shares) were issued under the ESPP.

Share-based Compensation Cost Recognized in the Financial Statements
	Year ended
	December 31, 2025	December 31, 2024	December 31, 2023
	EDIP and ELTIP	EDIP and ELTIP	EDIP and ELTIP
EDIP and ELTIP	21,350	19,971	19,676
ESPP (employee contributions and value of discount from market price)	564	595	679
Share-based Compensation Cost Recognized in Net Income	21,914	20,566	20,355
Deduct: Fair value of awards withheld for employees' payroll tax purposes	(211)	(118)	(123)
Share-based Compensation Cost Recognized in Additional Paid-in Capital	21,703	20,448	20,232

	Year ended
Unrecognized Share-based Compensation Cost	December 31, 2025		December 31, 2024
	Unrecognized cost	Weighted average years over which it is expected to be recognized	Unrecognized cost	Weighted average years over which it is expected to be recognized
EDIP	6,573	1.52	8,829	1.88

ELTIP
Time vesting shares	8	0.12	66	1.12
Performance vesting shares	15,053	1.65	15,877	1.79
Total unrecognized expense	21,634		24,772